SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Total carrying value of equity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments with readily determinable fair value, total fair value	¥ 44,808				$ 6,496
Purchase consideration payable, total losses	(28,516)	$ (4,134)	¥ (9,249)
Equity investments with readily determinable fair value, total losses	(22,452)	$ (3,255)	(82,492)	¥ (14,301)
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase consideration payable, total fair value	(1,208,985)		(1,328,508)
Equity investments with readily determinable fair value, total fair value	44,808
Purchase consideration payable, total losses	(28,516)		(9,249)
Equity investments with readily determinable fair value, total losses	(22,683)
Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using measurement alternative	228,772		207,166
Equity investments accounted for using measurement alternative, total gains (losses)	22,452		82,492
FairValueInputsLevel1Member | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments with readily determinable fair value, total fair value	44,808
FairValueInputsLevel2Member | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase consideration payable, total fair value	(1,208,985)		(1,328,508)
FairValueInputsLevel3Member | Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using measurement alternative	¥ 228,772		¥ 207,166